CAPITAL MANAGEMENT (Details Narrative) - USD ($) $ in Thousands	Jun. 30, 2024	Mar. 31, 2024
Capital Management
Accounts payables and accrued liabilities	$ 3,000	$ 2,800
Lease liability - current	37	40
Current assets	5,200	7,700
Shareholders' equity attributable to owners	$ 2,500	$ 4,000